Investments (Tables) (Teekay Offshore [Member])	12 Months Ended
Dec. 31, 2014
Summary of Preliminary and Finalized Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary estimates of fair values of the Logitel assets acquired and liabilities assumed by Teekay Offshore on the acquisition date. Teekay Offshore is continuing to obtain information to finalize estimated fair value of the Logitel assets acquired and liabilities assumed and expects to complete this process as soon as practicable, but no later than one year from the acquisition date.

(in thousands of U.S. dollars)	As at August 11, 2014
$
ASSETS
Cash and cash equivalents	8,089
Prepaid expenses	640
Advances on newbuilding contracts	46,809

Total assets acquired	55,538

LIABILITIES
Accrued liabilities	4,098
Long-term debt	26,270

Total liabilities assumed	30,368

Net assets acquired	25,170

Cash consideration	4,000

Contingent consideration	21,170

ALP Maritime Services B.V [Member]
Summary of Preliminary and Finalized Fair Values of Assets Acquired and Liabilities Assumed

The following table summarizes the finalized estimates of fair values of the ALP assets acquired and liabilities assumed by Teekay Offshore on the acquisition date.

As at
(in thousands of U.S. dollars)	March 14, 2014
$
ASSETS
Cash and cash equivalents	294
Other current assets	404
Advances on newbuilding contracts	164
Other assets - long-term	395
Goodwill	2,032

Total assets acquired	3,289

LIABILITIES
Current liabilities	387
Other long-term liabilities	286

Total liabilities assumed	673

Net assets acquired	2,616

Consideration	2,616